Related Party Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Loans [Abstract]
Schedule of convertible notes payable - related party
	Outstanding Principal as of				Warrants
	June 30, 2018	December 31, 2017	Interest Rate	Maturity Date	Quantity	Exercise Price
The August 2017 Convertible Note Offering	$1,416,026	$1,416,026	15%	August – October 2019	4,589,466	$0.20
The Second December 2017 Note	100,000	100,000	15%	December 21, 2019	500,000	0.20
The February 2018 Convertible Note Offering	25,000	-	15%	January – February 2020	125,000	0.20
The Second February 2018 Note	35,452	-	20%	September 30, 2018	81,500	0.20
The March 2018 Convertible Note Offering	239,400	-	14%	March 2020	1,197,000	0.20
	1,815,878	1,516,026
Less: Debt Discount	(208,525)	(170,780)
Less: Debt Issuance Costs	(4,645)	-
	1,602,708	1,345,246
Less: Current Debt	(30,916)	-
Total Long-Term Debt	$1,571,792	$1,345,246

	Outstanding Principal as of				Warrants
	December 31, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
August – October 2017	1,416,026	-	15%	August – October 2019	4,589,466	0.20
December 21, 2018	100,000		15%	December 21, 2019	500,000	0.20
	1,516,026	-
Less: Debt Discount	(170,780)	-
	1,345,246	-
Less: Current Debt	-	-
Total Long-Term Debt	$1,345,246	$-

Schedule of notes payable - related party
	Outstanding Principal as of				Warrants
	June 30, 2018	December 31, 2017	Interest Rate	Maturity Date	Quantity	Exercise Price
The May 2016 Rosen Loan Agreement	$1,000,000	$1,000,000	13%	November 26, 2017	1,000,000	$0.40
The September 2017 Rosen Loan Agreement	224,000	224,000	18%	September 24, 2017	125,000	0.20
The November 2017 Schiller Loan Agreement	-	25,000	15%	December 31, 2017	-	-
The May 2018 Schiller Loan Agreement	100,000	-	13%	February 2, 2019	300,000	0.20
The June 2018 Frommer Loan Agreement	10,000	-	6%	August 17, 2018	30,000	0.20
	1,334,000	1,249,000
Less: Current Debt	(28,093)	-
	$1,305,907	$1,249,000

	Outstanding Principal as of				Warrants
	December 31, 2017	December 31, 2016	Interest Rate	Maturity Date	Quantity	Exercise Price
May 26, 2016	1,000,000	1,000,000	13%	November 26, 2017	1,000,000	0.40
September 12, 2016	-	100,000	12%	November 22, 2017	17,500	0.20
September 20, 2016	-	10,000	10%	March 20, 2017	235,000	0.40
October 13, 2016	-	50,000	12%	November 22, 2017	50,000	0.40
October 24, 2016	-	15,000	9%	January 1, 2018	30,000	0.30
October 31, 2016	-	10,000	10%	November 10, 2016	10,000	0.30
November 22, 2016	-	225,000	10%	November 22, 2017	750,000	0.30
December 21, 2016	-	50,000	10%	November 22, 2017	166,666	0.30
September 8, 2017	224,000	-	1%	September 24, 2017	125,000	0.20
November 20, 2017	25,000	-	15%	December 31, 2017	-	-
	1,249,000	1,460,000
Less: Debt Discount	(-)	(94,675)
	$1,249,000	$1,365,325